UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-09395

Third Avenue Variable Series Trust
(Exact name of registrant as specified in charter)

622 Third Avenue, 32nd Floor, New York NY	10017
(Address of principal executive offices)	(Zip code)

W. James Hall III, General Counsel, 622 Third Avenue, New York NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-443-1021

Date of fiscal year end: December 31, 2018

Date of reporting period: September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Trust’s schedule of investments is as follows:

Third Avenue Variable Series Trust
Third Avenue Value Portfolio Portfolio of Investments at September 30, 2018 (Unaudited)

Principal Amount ($)	Security†	Value (Note 1)

Corporate Notes - 0.05%
	Consumer Products - 0.05%
732,078	Home Products International, Inc., 2nd Lien, 6.000%, due 12/20/22 (a)(b)(c)	$41,216

	Total Corporate Notes
	Cost $1,612,484)	41,216

Shares

Common Stocks - 83.22%
	Asset Management - 6.73%
37,450	Bank of New York Mellon Corp. (The)	1,909,575
74,955	Brookfield Asset Management, Inc., Class A (Canada)	3,337,746
		5,247,321
	Automotive - 6.25%
34,479	Bayerische Motoren Werke AG (Germany)	3,106,238
1,093,172	Brilliance China Automotive Holdings, Ltd. (Bermuda)	1,762,709
		4,868,947
	Banks & Asset Managers - 5.83%
30,679	Comerica, Inc.	2,767,246
155,559	Deutsche Bank AG (Germany)	1,771,769
		4,539,015
	Building Products - 3.36%
126,418	Buzzi Unicem SpA (Italy)	2,621,315

	Consumer Products - 0.00%*
33,915	Home Products International, Inc. (a)(b)(c)(d) .	1

	Diversified Holding Companies - 9.95%
357,588	CK Hutchison Holdings, Ltd. (Cayman Islands).	4,116,103
45,825	Investor AB, Class B (Sweden)	2,111,690
253,747	Wheelock & Co., Ltd. (Hong Kong)	1,525,557
		7,753,350
	Engineering & Construction - 3.79%
93,824	Boskalis Westminster (Netherlands)	2,954,375

	Forest Products & Paper - 7.04%
168,486	Interfor Corp. (Canada) (d)	2,494,060
92,664	Weyerhaeuser Co., REIT	2,990,267
		5,484,327
	Insurance & Reinsurance - 2.31%
1,922	White Mountains Insurance Group, Ltd.(Bermuda)	1,798,742

	Metals & Mining - 10.36%
1,262,658	Capstone Mining Corp. (Canada) (d)	772,268
569,608	Lundin Mining Corp. (Canada)	3,016,389
158,574	Warrior Met Coal, Inc.	4,287,841
		8,076,498

	Non-U.S. Real Estate Operating Companies - 3.02%
314,188	CK Asset Holdings, Ltd. (Cayman Islands)	2,355,213

	Oil & Gas Production & Services - 14.35%
446,762	Borr Drilling Ltd. (Bermuda) (d)	2,050,579
Shares	Security†	Value (Note 1)

	Oil & Gas Production & Services (continued)
63,638	Ocean Rig UDW, Inc., Class A (Cayman Islands) (d)	$2,203,147
306,475	Petroleum Geo-Services ASA (Norway) (d)	1,375,201
106,369	Tidewater, Inc. (d)	3,317,649
34,374	Total S.A. (France)	2,235,022
		11,181,598

	Transportation Infrastructure - 4.27%
39,345	Hawaiian Holdings, Inc.	1,577,735
6,998,100	Hutchison Port Holdings Trust (Singapore)	1,748,293
		3,326,028

	U.S. Homebuilder - 4.40%
41,921	Lennar Corp., Class A	1,957,291
38,257	Lennar Corp., Class B	1,472,895
		3,430,186

	U.S. Real Estate Operating Companies - 1.56%
121,585	Five Point Holdings, LLC, Class A (d)	1,144,115
3,397	Tejon Ranch Co. (d)	73,749
		1,217,864

	Total Common Stocks
	(Cost $64,403,484)	64,854,780

Preferred Stocks - 0.00%*
	Consumer Products - 0.00%*
827,257	Home Products International, Inc., Series A, Convertible, 8.000% Cash or Payment-in-kind(a)(b)(c)(d)(e)	1

	Total Preferred Stocks
	(Cost $0)	1

Principal Amount ($)

Short-Term Investments - 12.82%
	U.S. Government Obligations - 12.82%
10,000,000	U.S Treasury Bills, 1.963% - 2.078%, due 10/11/18 to 10/25/18(f)	9,989,240

	Total Short-Term Investments
	(Cost $9,989,240)	9,989,240

	Total Investment Portfolio - 96.09%
	(Cost $76,005,208)	74,885,237
	Other Assets less Liabilities - 3.91%	3,050,999

	NET ASSETS - 100.00%
	(Applicable to 4,354,568 shares outstanding) .	$77,936,236

	NET ASSET VALUE PER SHARE	$17.90

Notes:
(a)	Fair-valued security.
(b)	Security subject to restrictions on resale.

See accompanying notes to the Portfolio of Investments.

Third Avenue Variable Series Trust
Third Avenue Value Portfolio Portfolio of Investments (continued) at September 30, 2018 (Unaudited)

Shares/ Principal Amount($)	Issuer	Acquisition Date	Cost	Market Value Per Unit
33,915	Home Products International, Inc	5/30/07	$3,749,309	$0.00	[1]
$732,078	Home Products International, Inc., 2nd Lien, 6.000%, due 12/20/22	3/16/07 - 10/2/17	1,612,484	5.63
827,257	Home Products International, Inc., Series A, Convertible Preferred Stock, 8.000% Cash or Payment-in-kind	3/16/07 - 10/2/17	-	0.00	[1]

1) Amount less than $0.01.
At September 30, 2018, these restricted securities had a total market value of $41,218 or 0.05% of net assets.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Non-income producing security.
(e)	Payment-in-kind security. Income may be paid as additional securities or cash at the discretion of the issuer.
(f)	Annualized yield at date of purchase.
†	U.S. issuer unless otherwise noted.
*	Amount represents less than 0.01% of net assets.
REIT: Real Estate Investment Trust.

% of Net Assets
United States**	40.46%
Canada	12.34
Cayman Islands	11.13
Bermuda	7.20
Germany	6.27
Netherlands	3.79
Italy	3.36
France	2.87
Sweden	2.71
Singapore	2.24
Hong Kong	1.96
Norway	1.76
Total	96.09%

**	Includes cash equivalents, classified as Short-Term Investments on the Portfolio of Investments.

See accompanying notes to the Portfolio of Investments.

Third Avenue Variable Series Trust
Third Avenue Value Portfolio Notes to Portfolio of Investments September 30, 2018 (Unaudited)

1.	SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization:
Third Avenue Variable Series Trust (the “Trust”) is an open-end, management investment company organized as a Delaware statutory trust pursuant to a Trust Instrument dated June 16, 1999. The Trust currently consists of one diversified (within the meaning of Section 5(b)(2) of the Investment Company Act) investment series, Third Avenue Value Portfolio (the “Portfolio”). Third Avenue Management LLC (the “Adviser”) provides investment advisory services to the Portfolio.

Accounting policies:
The policies described below are followed consistently by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Trust is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification (“FASB ASC”) Topic 946-Investment Companies, which is part of U.S. GAAP.

Security valuation:
Generally, the Portfolio’s investments are valued at market value. Securities traded on a principal stock exchange, including The NASDAQ Stock Market, Inc. (“NASDAQ”), are valued at the last quoted sales price, the NASDAQ official closing price, or, in the absence of closing sales prices on that day, securities are valued at the mean between the closing bid and ask price. In accordance with procedures approved by the Trust’s Board of Trustees (the “Board”), the Portfolio has retained a third party provider that applies a statistical model to provide fair value pricing for foreign equity securities with principal markets that are no longer open when the Portfolio calculates its net asset value (“NAV”). Debt instruments with maturities greater than 60 days are valued on the basis of prices obtained from a pricing service approved by the Board or otherwise pursuant to policies and procedures approved by the Board. Investments in derivative instruments are valued independently by service providers or by broker quotes based on pricing models. Short-term cash investments are valued at cost, plus accrued interest, which approximates market value. Short-term debt securities with 60 days or less to maturity may be valued at amortized cost.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value determinations (and oversight of third parties used in valuation determinations), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

Securities for which market quotations are not readily available are valued at "fair value," as determined in good faith by the Committee as authorized by the Board, under policies and procedures approved by the Board. At September 30, 2018, such securities had a total fair value of $41,218, or 0.05% of net assets. Among the factors that may be considered by the Committee in determining fair value are: prior trades in the security in question, trades in similar securities of the same or other issuers, the type of security, trading in marketable securities of the same issuer, the financial condition of the issuer, comparable multiples of similar issuers, the operating results of the issuer and the liquidation value of the issuer. See Fair Value Measurements below for additional detail on fair value measurements for financial reporting purposes. The fair values determined in accordance with these policies and procedures may differ significantly from the amounts which would be realized upon disposition of the securities.

Fair value measurements:
In accordance with FASB ASC 820-10, Fair Value Measurements and Disclosures, the Portfolio discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that the Portfolio would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•     Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Portfolio has the ability to access at the measurement date;

•     Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active; and

•     Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Third Avenue Variable Series Trust
Third Avenue Value Portfolio Notes to Portfolio of Investments (continued) September 30, 2018 (Unaudited)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Portfolio. The Portfolio considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following are certain inputs and techniques that the Portfolio generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with U.S. GAAP.

Equity Securities (Common Stocks and Preferred Stocks) — Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated prices received from independent pricing services or brokers that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Government Obligations — U.S. Government obligations are valued by independent pricing services based on pricing models that evaluate the mean between the closing bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Government issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Government obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds — Corporate bonds are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services or brokers using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services or brokers based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector specific trends. To the extent that these inputs are observable, the values of corporate bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The following is a summary by level of inputs used to value the Portfolio’s investments as of September 30, 2018:

Level 1: Quoted Prices†
Investments in Securities:
Common Stocks:
Banks & Asset Managers	$2,767,246
Oil & Gas Production & Services	5,520,796
Transportation Infrastructure	1,577,735
Other**	25,254,938
Total for Level 1 Securities	35,120,715
Level 2: Other Significant Observable Inputs†
Investments in Securities:
Common Stocks:
Automotive	4,868,947
Banks & Asset Managers	1,771,769
Building Products	2,621,315
Diversified Holding Companies	7,753,350
Engineering & Construction	2,954,375
Non-U.S. Real Estate Operating Companies	2,355,213
Oil & Gas Production & Services	5,660,802
Transportation Infrastructure	1,748,293

Third Avenue Variable Series Trust
Third Avenue Value Portfolio Notes to Portfolio of Investments (continued) September 30, 2018 (Unaudited)

Summary by Level of Inputs (continued)

Short-Term Investments:
U.S. Government Obligations	$9,989,240
Total for Level 2 Securities	39,723,304
Level 3: Significant Unobservable Inputs
Investments in Securities:
Common Stocks:
Consumer Products	1
Preferred Stocks:
Consumer Products	1
Corporate Notes:
Consumer Products	41,216
Total for Level 3 Securities	41,218
Total Value of Investments	$74,885,237

†	There were no securities that were transferred from Level 1 to Level 2 or from Level 2 to Level 1.
**	Please refer to the Portfolio of Investments for industry specifics of the portfolio holdings.

Transfers from Level 1 to Level 2, or from Level 2 to Level 1 would be recorded utilizing values as of the beginning of the period.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance as of 12/31/17 (Fair Value)	Net Change in Unrealized Appreciation/ (Depreciation)	Balance as of 9/30/18 (Fair Value)	Net Change in Unrealized Appreciation/ (Depreciation) Attributable to Securities Still Held at Period End
Common Stocks -
Consumer Products	$1	$—	$1	$—
Preferred Stocks -
Consumer Products	1	—	1	—
Corporate Notes -
Consumer Products	492,908	(451,692)	41,216	(451,692)
Total	$492,910	$(451,692)	$41,218	$(451,692)

Quantitative Information about Level 3 Fair Value Measurements
(amounts in thousands)

	Fair Value at 9/30/18		Valuation Technique(s)	Unobservable Input(s)	Range
Corporate Notes	$41		Liquidation Value	Liquidation Rate	20%-85%
Other (a)	—	*
	$41

(a)	Includes securities less than 0.50% of net assets of the Portfolio.
*	Amount less than $1,000.

The significant unobservable inputs used in the fair value measurement of the Portfolio’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in liquidation rate may increase (decrease) the fair value measurement.

Security transactions:

Security transactions are accounted for on a trade date basis.

Third Avenue Variable Series Trust
Third Avenue Value Portfolio Notes to Portfolio of Investments (continued) September 30, 2018 (Unaudited)

Foreign currency translation and foreign investments:

The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

•	Investments and assets and liabilities denominated in foreign currencies: At the prevailing rates of exchange on the valuation date.

•	Investment transactions: At the prevailing rates of exchange on the date of such transactions.

Payment-in-kind securities ("PIKs"):

The Portfolio may invest in PIKs. PIKs may make a payment at each payment date in either cash or additional securities. Those additional securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original securities. The daily market quotations of the original securities may include the accrued income (referred to as a “dirty” price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to dividends and interest receivable.

For additional information regarding the accounting policies of the Portfolio, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2.	Controls and Procedures.

(a)
The Trust's principal executive officer and principal financial officer have evaluated the Trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) within 90 days of this filing and have concluded that the Trust's disclosure controls and procedures (required by Rule 30a-3(b) under the Act) are reasonably designed to ensure that information required to be disclosed by the Trust in this Form N-Q is recorded, processed, summarized, and reported within the required time periods and that information required to be disclosed by the Trust in the report that it files or submits on Form N-Q is accumulated and communicated to the Trust’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)
The Trust's principal executive officer and principal financial officer are aware of no changes in the Trust's internal control over financial reporting that occurred during the Trust's most recently ended fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications of the Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Third Avenue Variable Series Trust

By:	/s/ W. James Hall

Name:	W. James Hall

Title:	Principal Executive Officer

Date:	November 13, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. James Hall

Name:	W. James Hall

Title:	Principal Executive Officer

Date:	November 13, 2018

By:	/s/ Michael A. Buono

Name:	Michael A. Buono

Title:	Principal Financial Officer

Date:	November 13, 2018